CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 June 22, 2020


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:            First Trust Exchange-Traded Fund VIII
                 (Registration Nos. 333-210186, 811-23147)
                -----------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the forms of Prospectus and Statement of Additional Information for the Registrant filed as part of the Registrant's Registration Statement on Form N-1A on June 5, 2020 in the exact forms in which they are used. The Registration Statement relates to FT Cboe Vest U.S. Equity Buffer ETF - June, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3781.


                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP

                                            By: /s/ Eric F. Fess
                                                ------------------------------
                                                    Eric F. Fess

Enclosures